CONTINGENCIES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 91,560.7	R$ 82,445.0
Total provisions	919.7	776.1	R$ 572.0
Recoverable tax credits	9,400.0
Estimated financial effect of contingent assets	700.0
Tax Credit Periods From 1990 to 2009 [member]
IfrsStatementLineItems [Line Items]
Recoverable tax credits	700.0
Tax Credit Periods From 2015 to 2018 [member]
IfrsStatementLineItems [Line Items]
Recoverable tax credits	4,000.0
Tax Credit Periods From 2009 to 2015 [member]
IfrsStatementLineItems [Line Items]
Recoverable tax credits	4,700.0
Tax contingent liability related to disallowance on income tax deduction [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	2,300.0	2,100.0
Tax Loss Offset [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	548.0	411.9
The State of Amazonas [member] | The tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	561.5	521.3
States of Rio Grande do Sul and S?o Paulo [member] | The tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	730.3	663.3
State of Para?ba [member] | The tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	591.4	540.5
Tax contingent liability [member] | InBev holding brasil S.A. [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 11,100.0	10,400.0
abev_EstimatedFinancialEffectOfContingentLiabilitiesPercentageReimbursement	70.00%
Tax contingent liability [member] | Beverage Associates Holding Limited [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 2,200.0	2,300.0
Tax contingent liability [member] | Cervecer?a Nacional Dominicana S.A. [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,300.0	900.0
Tax contingent liability [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	581.5	534.5
Tax contingent liability [member] | Relevant states [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	9,300.0	8,400.0
Legal proceedings contingent liability [member] | Department of Federal Revenue of Brazil [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	7,300.0	7,500.0
Total provisions	58.0	54.1
Legal proceedings contingent liability [member] | Brazilian federal tax authorities [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,600.0	1,800.0
Legal proceedings contingent liability [member] | States of S?o Paulo, Rio de Janeiro, Minas Gerais and other States [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,700.0	2,000.0
Legal proceedings contingent liability [member] | State of Pernambuco [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	663.9	596.3
Tax contingent liability related to expenses [member] | Brazilian Tax authorities [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	5,200.0	5,000.0
Tax contingent liability related to taxes paid abroad [member] | Brazilian Tax authorities [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	12,600.0	11,300.0
Tax contingent liability related to IOC expenses [member] | Brazilian federal tax authorities [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	13,800.0	10,500.0
Tax contingent liability relating to Manaus Free Trade Zone - ZFM [member] | Brazilian federal tax authorities [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	5,800.0	4,900.0
Tax contingent liability relating to IPI excise taxes [member] | Brazilian federal tax authorities [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 1,700.0	R$ 1,600.0